ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments

March 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.5%

Aerospace/Defense – 1.8%
Lockheed Martin Corp.	939	$427,123
RTX Corp.	5,000	487,650
Total Aerospace/Defense		914,773

Agriculture – 0.8%
Altria Group, Inc.	9,382	409,243

Auto Manufacturers – 1.0%
Wabash National Corp.	17,600	526,944

Biotechnology – 1.0%
Royalty Pharma PLC, Class A	15,717	477,325

Building Materials – 8.3%
Armstrong World Industries, Inc.	4,400	546,568
Eagle Materials, Inc.	2,200	597,850
Fortune Brands Innovations, Inc.	5,700	482,619
Griffon Corp.	7,762	569,265
Lennox International, Inc.	1,020	498,535
Masco Corp.	6,200	489,056
Owens Corning	2,900	483,720
UFP Industries, Inc.	4,053	498,560
Total Building Materials		4,166,173

Chemicals – 5.7%
Ashland, Inc.	5,000	486,850
Cabot Corp.	5,864	540,661
DuPont de Nemours, Inc.	6,900	529,023
Olin Corp.	7,134	419,479
Orion SA (Germany)	15,288	359,574
Sherwin-Williams Co. (The)	1,532	532,109
Total Chemicals		2,867,696

Coal – 0.9%
Alpha Metallurgical Resources, Inc.	1,342	444,430

Commercial Services – 3.8%
Insperity, Inc.	4,900	537,089
Kforce, Inc.	6,900	486,588
Monro, Inc.	13,600	428,944
Moody’s Corp.	1,186	466,134
Total Commercial Services		1,918,755

Computers – 1.7%
Amdocs Ltd.	5,140	464,502
Apple, Inc.	2,314	396,804
Total Computers		861,306

Cosmetics/Personal Care – 1.9%
Colgate-Palmolive Co.	5,476	493,114
Procter & Gamble Co. (The)	2,900	470,525
Total Cosmetics/Personal Care		963,639

Distribution/Wholesale – 1.0%
Pool Corp.	1,200	484,200

Diversified Financial Services – 9.9%
Affiliated Managers Group, Inc.	3,000	502,410
American Express Co.	2,570	585,163
LPL Financial Holdings, Inc.	1,900	501,980
Mastercard, Inc., Class A	956	460,381
SEI Investments Co.	6,592	473,965
Synchrony Financial	11,900	513,128
TPG, Inc.	10,400	464,880
Virtus Investment Partners, Inc.	2,000	495,960
Visa, Inc., Class A(a)	1,625	453,505
Western Union Co. (The)	37,800	528,444
Total Diversified Financial Services		4,979,816

Electric – 2.9%
NRG Energy, Inc.	8,700	588,903
Vistra Corp.	12,619	878,913
Total Electric		1,467,816

Electrical Components & Equipment – 2.1%
Encore Wire Corp.	2,314	608,073
EnerSys	5,000	472,300
Total Electrical Components & Equipment		1,080,373

Entertainment – 1.0%
Monarch Casino & Resort, Inc.	6,500	487,435

Environmental Control – 1.0%
Republic Services, Inc.	2,669	510,953

Food – 0.9%
Sysco Corp.	5,700	462,726

Healthcare - Services – 2.8%
HCA Healthcare, Inc.	1,680	560,331
Humana, Inc.	920	318,982
Select Medical Holdings Corp.	17,600	530,640
Total Healthcare - Services		1,409,953

Home Builders – 3.3%
D.R. Horton, Inc.	2,966	488,055
Installed Building Products, Inc.	2,200	569,206
PulteGroup, Inc.	4,879	588,505
Total Home Builders		1,645,766

Home Furnishings – 1.8%
MillerKnoll, Inc.	16,900	418,444
Tempur Sealy International, Inc.	8,800	500,016
Total Home Furnishings		918,460

Insurance – 3.2%
Hartford Financial Services Group, Inc. (The)	5,100	525,555
MGIC Investment Corp.	25,878	578,632
Primerica, Inc.	2,004	506,932
Total Insurance		1,611,119

Internet – 2.1%
eBay, Inc.	10,900	575,302
Meta Platforms, Inc., Class A	1,000	485,580
Total Internet		1,060,882

Iron/Steel – 3.1%
Nucor Corp.	2,711	536,507
Reliance, Inc.	1,500	501,270
Steel Dynamics, Inc.	3,450	511,393
Total Iron/Steel		1,549,170

Lodging – 4.1%
Boyd Gaming Corp.	7,200	484,704
Choice Hotels International, Inc.	3,750	473,812
Hilton Worldwide Holdings, Inc.	2,736	583,616
Marriott International, Inc., Class A	2,044	515,722
Total Lodging		2,057,854

Machinery - Diversified – 0.9%
Zurn Elkay Water Solutions Corp.	13,800	461,886

Media – 0.8%
Comcast Corp., Class A	9,460	410,091

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Miscellaneous Manufacturing – 1.2%
Carlisle Cos., Inc.	1,562	$612,070

Office/Business Equipment – 0.9%
Xerox Holdings Corp.	25,500	456,450

Oil & Gas – 9.5%
Magnolia Oil & Gas Corp., Class A(a)	22,400	581,280
Marathon Oil Corp.	20,200	572,468
Marathon Petroleum Corp.	2,742	552,513
Murphy Oil Corp.	12,100	552,970
Occidental Petroleum Corp.	7,018	456,100
PBF Energy, Inc., Class A	8,975	516,691
Phillips 66	3,100	506,354
SM Energy Co.	9,772	487,134
Valero Energy Corp.	3,143	536,478
Total Oil & Gas		4,761,988

Oil & Gas Services – 1.0%
Liberty Energy, Inc.	23,900	495,208

Pharmaceuticals – 3.9%
Bristol-Myers Squibb Co.	8,699	471,747
Cencora, Inc.	2,000	485,980
Cigna Group (The)	1,483	538,611
Merck & Co., Inc.	3,600	475,020
Total Pharmaceuticals		1,971,358

Pipelines – 0.8%
Cheniere Energy, Inc.	2,455	395,942

REITS – 1.0%
Host Hotels & Resorts, Inc.	23,700	490,116

Retail – 2.7%
McDonald's Corp.	1,483	418,132
Murphy USA, Inc.	1,292	541,607
Starbucks Corp.	4,152	379,451
Total Retail		1,339,190

Semiconductors – 4.3%
KLA Corp.	862	602,167
Lam Research Corp.	629	611,118
Microchip Technology, Inc.	5,200	466,492
Teradyne, Inc.	4,100	462,603
Total Semiconductors		2,142,380

Software – 1.7%
Electronic Arts, Inc.	3,064	406,501
Microsoft Corp.	1,100	462,792
Total Software		869,293

Telecommunications – 2.8%
InterDigital, Inc.	4,000	425,840
Motorola Solutions, Inc.	1,400	496,972
T-Mobile US, Inc.	2,867	467,952
Total Telecommunications		1,390,764

Transportation – 1.9%
Expeditors International of Washington, Inc.	3,576	434,734
Matson, Inc.	4,694	527,606
Total Transportation		962,340

Total Common Stocks (Cost $41,392,269)		50,035,883

MONEY MARKET FUNDS – 1.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 5.21%(b)	53,965	53,965
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 5.27%(b)(c)	576,240	576,240

Total Money Market Funds (Cost $630,205)		630,205

Total Investments – 100.8% (Cost $42,022,474)		50,666,088
Liabilities in Excess of Other Assets – (0.8%)		(391,892)
Net Assets – 100.0%		$50,274,196

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,013,950; the aggregate market value of the collateral held by the fund is $1,029,047. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $452,807.
(b)	Rate shown reflects the 7-day yield as of March 31, 2024.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES INSIDER ADVANTAGE ETF

Schedule of Investments (continued)

March 31, 2024 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$50,035,883	$-	$-	$50,035,883
Money Market Funds	630,205	-	-	630,205
Total	$50,666,088	$-	$-	$50,666,088

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Aerospace/Defense	1.8%
Agriculture	0.8
Auto Manufacturers	1.0
Biotechnology	1.0
Building Materials	8.3
Chemicals	5.7
Coal	0.9
Commercial Services	3.8
Computers	1.7
Cosmetics/Personal Care	1.9
Distribution/Wholesale	1.0
Diversified Financial Services	9.9
Electric	2.9
Electrical Components & Equipment	2.1
Entertainment	1.0
Environmental Control	1.0
Food	0.9
Healthcare - Services	2.8
Home Builders	3.3
Home Furnishings	1.8
Insurance	3.2
Internet	2.1
Iron/Steel	3.1
Lodging	4.1
Machinery - Diversified	0.9
Media	0.8
Miscellaneous Manufacturing	1.2
Office/Business Equipment	0.9
Oil & Gas	9.5
Oil & Gas Services	1.0
Pharmaceuticals	3.9
Pipelines	0.8
REITS	1.0
Retail	2.7
Semiconductors	4.3
Software	1.7
Telecommunications	2.8
Transportation	1.9
Money Market Funds	1.3
Total Investments	100.8
Liabilities in Excess of Other Assets	(0.8)
Net Assets	100.0%